Debt and Financing Arrangements	12 Months Ended
Apr. 30, 2013
Debt and Financing Arrangements [Abstract]
Debt and Financing Arrangements
NOTE 10	DEBT AND FINANCING ARRANGEMENTS

Long-term debt consists of the following:

	Year Ended April 30,
	2013	2012
4.78% Senior Notes due June 1, 2014	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	24.0	24.0
6.63% Senior Notes due November 1, 2018	395.0	397.9
3.50% Senior Notes due October 15, 2021	748.8	748.6
5.55% Senior Notes due April 1, 2022	350.0	400.0
4.50% Senior Notes due June 1, 2025	400.0	400.0

Total long-term debt	$2,017.8	$2,070.5
Current portion of long-term debt	50.0	50.0

Total long-term debt, less current portion	$1,967.8	$2,020.5

The 3.50 percent Senior Notes were issued in a public offering and the remaining Senior Notes were privately placed. The Senior Notes are unsecured and interest is paid semiannually. Scheduled payments are required on the 5.55 percent Senior Notes, of which $50.0 is due on April 1, 2014, and on the 4.50 percent Senior Notes, the first of which is $100.0 on June 1, 2020. During 2013, $50.0 was paid on the 5.55 percent Senior Notes as required. We may prepay at any time all or part of the Senior Notes at 100 percent of the principal amount thereof, together with accrued and unpaid interest, and any applicable make-whole amount. Interest paid totaled $97.7, $86.6, and $62.1 in 2013, 2012, and 2011, respectively.

We have a $1.0 billion revolving credit facility available with a group of nine banks that matures in July 2016. Our borrowings under the credit facility bear interest based on the prevailing U.S. Prime Rate, Canadian Base Rate, London Interbank Offered Rate, or Canadian Dealer Offered Rate, based on our election. Interest is payable either on a quarterly basis or at the end of the borrowing term. At April 30, 2013, we did not have a balance outstanding under the revolving credit facility. We had standby letters of credit of approximately $8.1 outstanding at April 30, 2013.

Our debt instruments contain certain financial covenant restrictions including consolidated net worth, a leverage ratio, and an interest coverage ratio. We are in compliance with all covenants.